changes in the present value of the accrued defined benefit obligations (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Present value of the obligations at beginning of year	R$ 28,681,417	R$ 28,057,482	R$ 24,013,207
Current service cost (Note 39)	1,799	4,186	2,774
Interest cost	1,971,031	1,940,515	2,087,484
Benefits paid	(2,159,866)	(2,060,960)	(1,960,103)
Actuarial (gains)/losses	(1,992,512)	722,261	3,908,350
Others	2,091	17,933	5,770
Present value of the obligations at end of year	R$ 26,503,960	R$ 28,681,417	R$ 28,057,482